Account Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Account Receivables [Abstract]
Schedule of Account Receivables	Details of account receivables are as follows:
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Account receivables	717,644	3,989,214
Less: allowance for credit losses	—	—
	717,644	3,989,214